Provisions and other current liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of provisions and other current liabilities [abstract]
Provisions and other current liabilities
22. Provisions and other current liabilities
(USD millions)	2024	2023

Provisions for deductions from revenue	7 004	6 315

Accruals for compensation and benefits, including social security	2 181	2 330

Accruals for royalties	1 099	844

Accrued expenses for goods and services received but not invoiced	901	1 026

Accruals for taxes other than income taxes	626	516

Restructuring provisions	424	703

Contingent consideration [1]	281	14

Accrued share-based payments	262	322

Accrued interests on financial debt	169	116

Deferred income	127	98

Provisions for product liabilities, governmental investigations and other legal matters [2]	89	42

Environmental remediation provisions	12	20

Other payables	879	820

Total provisions and other current liabilities	14 054	13 166

[1] Note 28 provides additional disclosures related to contingent consideration.
[2] Note 20 provides additional disclosures related to legal provisions.
Provisions are based upon management’s best estimate and adjusted for actual experience. Such adjustments to historic estimates have not been material.
Provisions for deductions from revenue
The following table shows the movement of the provisions for deductions from revenue:
(USD millions)	2024	2023	2022

January 1	6 315	6 732	6 481

Provisions related to discontinued operations [1]		-1 415

Effect of currency translation and business acquisitions and divestments	-197	68	-210

Payments/utilizations [2]	-19 829	-16 703	-22 261

Adjustments of prior years charged to income statement [3]	-315	-206	-322

Current year income statement charge [4]	21 157	17 798	23 072

Change in provisions offset against gross trade receivables [5]	-127	41	-28

December 31	7 004	6 315	6 732

[1] Represents the provision for deductions from revenue at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 29 provide disclosures related to discontinued operations.

[2] Payments/utilizations from continuing operations were USD 14 691 million in 2022.
[3] Adjustments of prior years charged to income statement from continuing operations were USD 218 million in 2022.
[4] Current year income statement charge from continuing operations were USD 15 231 million in 2022.
[5] Change in provisions offset against gross trade receivables from continuing operations were USD 2 million in 2022.
The provisions for deductions from revenue include specific healthcare plans and program rebates as well as non-healthcare plans and program-related rebates, returns and other deductions. The provisions for deductions from revenue are adjusted to reflect experience and to reflect actual amounts as rebates, refunds, discounts and returns are processed. The provision represents estimates of the related obligations, requiring the use of judgment when estimating the effect of these deductions from revenue.
Restructuring provisions movements
(USD millions)	2024	2023	2022

January 1	703	1 131	345

Provisions related to discontinued operations [1]		-51

Additions to provisions [2]	362	658	1 368

Cash payments [3]	-514	-816	-468

Releases of provisions [4]	-100	-193	-42

Transfers [5]		-57	- 53

Currency translation effects	-27	31	-19

December 31	424	703	1 131

[1] Represents the restructuring provisions at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 29 provide disclosures related to discontinued operations.

[2] Additions to provisions charged to the consolidated income statement from continuing operations were USD 1.3 billion in 2022.
[3] Cash-payments from continuing operations were USD 421 million in 2022.
[4] Releases of provisions credited to the consolidated income statement from continuing operations were USD 33 million in 2022.
[5] Transfers from continuing operations were USD 53 million in 2022.

Restructuring provisions are recognized for the direct expenditure arising from the restructuring, where the plans are sufficiently detailed and where appropriate communication to those affected has been made.
Charges to increase restructuring provisions are included in “Other expense” in the consolidated income statements and release of provisions are included in “Other income” in the consolidated income statements.
In 2024, additions to provisions of USD 362 million were mainly related to the continuation of the initiative announced in April 2022 to implement a new streamlined organizational model designed to support innovation, growth and productivity.
In 2023, additions to provisions of USD 658 million were mainly related to the continuation of the initiative announced in April 2022 to implement a new streamlined organizational model designed to support innovation, growth and productivity.
In 2022, additions to provisions of USD 1.4 billion were mainly related to the following reorganizations:
• Initiative announced in April 2022 to implement a new streamlined organizational model designed to support innovation, growth and productivity.
• The continuation of the 2021 restructuring initiatives.